Common Stock (Details Narrative)				12 Months Ended
	Nov. 28, 2023 USD ($) $ / shares shares	Nov. 28, 2023 CAD ($) $ / shares shares	Apr. 20, 2023 USD ($) shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2025 CAD ($) shares	Dec. 31, 2024 USD ($) shares $ / shares	Dec. 31, 2024 CAD ($) shares $ / shares	Dec. 31, 2023 USD ($) shares $ / shares	Dec. 31, 2023 CAD ($) shares $ / shares	Dec. 31, 2024 CAD ($) $ / shares shares	Apr. 20, 2023 CAD ($)	Dec. 31, 2022 shares
IfrsStatementLineItems [Line Items]
Shares issued				1,120,055		981,369				981,369
Shares outstanding						1,110,251				1,110,251
Fair value of share issued | $								$ 195,290
Consulting fees | $				$ 752,808		$ 609,485		52,313
Extension fee				$ 61,379	$ 85,000
Maturity date on debt			April 30, 2025	April 30, 2025	April 30, 2025
Loss on litigation settlements | $				$ 3,720
Number of warrants, Issued			333			333	333
Secured convertible debenture			$ 742			$ 90,425		113,309			$ 1,000
Payment of cash finder's fee						736	$ 1,000
Net debt | $				11,823,815		$ 10,364,993		$ 10,329,719
Number of restricted stock units						33,111	33,111
Number of share options exercised in share-based payment arrangement								88,000	88,000
Exercise price of warrant						2,330,000	2,330,000	1.10	1.50
Proceeds from exercise of warrants | $						$ 2,217		$ 2,215
Consulting agreement [member]
IfrsStatementLineItems [Line Items]
Shares issued								20,000
Fair value of share issued | $								$ 18,873
Shares bonus								5,000
Finders warrants [member]
IfrsStatementLineItems [Line Items]
Number of warrants, Issued						205,349	205,349
Warrants [member]
IfrsStatementLineItems [Line Items]
Shares issued						6,728				6,728
Fair value of share issued | $							$ 53,755
Number of warrants, Issued								420,345	420,345
Exercise price | $ / shares						$ 0.90
Number of share options exercised in share-based payment arrangement						6,728	6,728
Proceeds from issue of ordinary shares						$ 2,217	$ 3,027
Warrant and option reserve | $						$ 1,728
Shares issued and fair value								$ 259,955	$ 353,288
Issued capital [member]
IfrsStatementLineItems [Line Items]
Shares issued	7,211,587	7,211,587				1,374,059				1,374,059
Fair value of share issued | $						$ 1,200,977
Net debt | $						264,050
Loss on issuance of debt | $						$ 5,052
Proceeds from issue of ordinary shares	$ 7,960,687	$ 10,817,380
Issued Capital One [member]
IfrsStatementLineItems [Line Items]
Shares issued						277,131				277,131
Shares outstanding						278,667				278,667
Fair value of share issued | $						$ 264,648		$ 12,872
Warrants one [member]
IfrsStatementLineItems [Line Items]
Exercise price share options granted | (per share)						$ 0.35	$ 0.45
Stock options [member]
IfrsStatementLineItems [Line Items]
Shares issued								8,000
Number of share options exercised in share-based payment arrangement								8,000	8,000
Exercise price share options granted | (per share)	$ 1.1	$ 1.50						$ 2.75	$ 3.75
Proceeds from issue of ordinary shares								$ 21,872	$ 30,000
Warrant and option reserve | $								$ 18,475
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Shares outstanding				41,624,457		31,897,753		23,050,162		31,897,753		15,355,014
Proceeds from shares issued								$ 2,215	$ 3,000
Proceeds from exercise of warrants | $								$ 1,000
Exercise price per share | (per share)								$ 2.20	$ 3.00
Stock options one [member]
IfrsStatementLineItems [Line Items]
Shares issued								14,000
Number of share options exercised in share-based payment arrangement								14,000	14,000
Exercise price share options granted | (per share)								$ 8.10	$ 11.00
Proceeds from issue of ordinary shares								$ 113,717	$ 154,000
Warrant and option reserve | $								$ 72,050
Stock options two [member]
IfrsStatementLineItems [Line Items]
Shares issued								14,000
Number of share options exercised in share-based payment arrangement								14,000	14,000
Exercise price share options granted | (per share)								$ 3.00	$ 4.00
Proceeds from issue of ordinary shares								$ 42,000	$ 56,453
Warrant and option reserve | $								$ 35,174
Stock options three [member]
IfrsStatementLineItems [Line Items]
Shares issued								12,000
Number of share options exercised in share-based payment arrangement								12,000	12,000
Exercise price share options granted | (per share)								$ 2.80	$ 3.75
Proceeds from issue of ordinary shares								$ 33,479	$ 45,000
Warrant and option reserve | $								$ 29,939
Stock options four [member]
IfrsStatementLineItems [Line Items]
Shares issued								40,000
Number of share options exercised in share-based payment arrangement								40,000	40,000
Exercise price share options granted | (per share)								$ 8.30	$ 11.00
Proceeds from issue of ordinary shares								$ 331,796	$ 440,000
Warrant and option reserve | $								$ 273,583
Convertible instruments [member]
IfrsStatementLineItems [Line Items]
Gains on litigation settlements | $				$ 39,385
Convertible debt | $				$ 649,851
Restricted share units [member]
IfrsStatementLineItems [Line Items]
Shares issued						431,115				431,115
Share options [member]
IfrsStatementLineItems [Line Items]
Fair value of share issued | $						$ 283,095
Net debt | $						85,634
Loss on issuance of debt | $						37,727
Restricted stock unit [member]
IfrsStatementLineItems [Line Items]
Shares issued				466,483				352,561
Shares outstanding				73,857
Fair value of share issued | $				$ 6,000
Gains on litigation settlements | $				2,500
Consulting fees | $				$ 54,042
Debt settlement [member]
IfrsStatementLineItems [Line Items]
Shares issued				3,290,889
Shares outstanding				400,767
Fair value of share issued | $				$ 520,809
Gains on litigation settlements | $				$ 120,042
Liabilities [member]
IfrsStatementLineItems [Line Items]
Shares issued								30,000
Fair value of share issued | $						$ 1,470,079		$ 212,632
Loss on issuance of debt | $								$ 17,342
Services Rendered [Member]
IfrsStatementLineItems [Line Items]
Shares issued								12,000
Fair value of share issued | $								$ 29,299
Loss on issuance of debt | $								17,342
Services rendered | $								$ 11,957
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Par value | $ / shares				$ 0
Shares issued				41,624,457		31,897,753				31,897,753
Shares outstanding				41,624,457		31,897,753				31,897,753
Stock issued for settlement nterest payable, shares				5,454,181	5,454,181
Stock issued for settlement nterest payable				689,236	689,236
Stock issued for settlement on extension fee, shares | $				$ 515,151
Stock issued for settlement on extension fee | $				$ 65,099
Number of warrants, Issued						67	67
Secured convertible debenture						$ 737				$ 1,000
Share issued price per share | $ / shares										$ 0.90
Non brokered private placement [member]
IfrsStatementLineItems [Line Items]
Shares issued						5,369,573				5,369,573
Share issued price per share | $ / shares										$ 0.45
Proceeds from shares issued						$ 1,769,508	$ 2,416,308
Payment of cash finder's fee						67,711	92,407
Non brokered private placement [member] | Debt settlement [member]
IfrsStatementLineItems [Line Items]
Fair value of share issued						$ 2,800	$ 3,836
Warrants [member]
IfrsStatementLineItems [Line Items]
Shares issued						5,369,573				5,369,573
Number of warrants, Issued						6,963,840	6,963,840	1,480,545	1,480,545
Share issued price per share | $ / shares										$ 0.45
Payment of cash finder's fee | $						$ 205,349
Cash Finders Fee [Member]
IfrsStatementLineItems [Line Items]
Payment of cash finder's fee								$ 543,057	$ 737,934